Discontinued Operations - Additional Information (Details) - Discontinued Operations, Disposed of by Sale - Xiangtai BVI and Silanchi	3 Months Ended
Mar. 31, 2022 USD ($)
Discontinued Operations
Cash price from sale of subsidiaries	$ 1,000,000
Remaining loan of disposed entities carried by the Buyer	$ 3,029,212